Investments in Equity Securities	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Investments in Equity Securities [Abstract]
Investments in Equity Securities

Note 7 — Investments in Equity Securities

Investment securities — fair value consist of investments in the Company’s investment in shares and rights of equity securities. The composition of the Company’s investment securities — fair value was as follows (in thousands):

	As of June 30, 2023		As of December 31, 2022
	Cost	Fair Value	Cost	Fair Value
Investments in equity securities- fair value
Equity shares	$55,379	$1,412	$54,237	$328
Equity rights	11,064	2	11,064	2
Total investments in equity securities- fair value	$66,443	$1,414	$65,301	$330

As of June 30, 2023, the Company owned equity shares which include approximately 4.5 million shares of FOXO Technologies Inc. common stock and 13.0 million shares of Sysorex common stock. As of December 31, 2022, the Company owned approximately 0.8 million shares of FOXO Technologies Inc. common stock and 13.0 million shares of Sysorex common stock. As of June 30, 2023 and December 31, 2022, the Company owned equity rights which include the right to acquire 3.0 million shares of Sysorex common stock.

For the three months ended June 30, 2023 and 2022, the Company recognized a net unrealized gain (loss) on equity securities of $(0.09) million and $0.2 million, respectively. For the six months ended June 30, 2023 and 2022, the Company recognized a net unrealized gain (loss) on equity securities of $(0.06) million and $(1.3) million, respectively, in the other income/expense section of the condensed consolidated statements of operations.

On April 27, 2022, the Company purchased a 10% convertible note in aggregate principal amount of approximately $6.1 million for a purchase price of $5.5 million from FOXO Technologies Operating Company, formerly FOXO Technologies Inc. (“FOXO Legacy”), pursuant to the terms of a securities purchase agreement between FOXO Legacy and the Company (the “April 2022 Purchase Agreement”). Interest on the convertible note accrued at 12% per annum. The term of the convertible note is twelve months, however FOXO Legacy has the ability to extend the maturity date for an additional 3 months. The convertible note is subject to certain conversion features which include qualified financing, and/or qualified transaction, as defined in the April 2022 Purchase Agreement. The Company can voluntarily convert the note after 270 days. The note is required to convert upon FOXO Legacy completing a qualified offering.

On September 15, 2022, FOXO Legacy consummated a business combination with Delwinds Insurance Acquisition Corp., now known as FOXO Technologies Inc. (“FOXO”), which qualified as a qualified offering as defined in the April 2022 Purchase Agreement. This qualified offering triggered a mandatory conversion of the convertible note to FOXO Legacy common stock which was then automatically converted into 891,124 shares of FOXO Class A common stock, par value $0.0001 (“FOXO common stock”) upon closing of the business combination. The Company recognized an unrealized gain on conversion of $0.8 million recognized in the income statement for the year ended December 31, 2022.

On June 20, 2023 (the “Release Effective Date”), the Company entered into a general release agreement (the “General Release Agreement”) with FOXO, pursuant to which the Company received 0.67 shares of FOXO Class A Common Stock for every $1.00 of subscription amount of the 10% convertible note purchased on April 27, 2022 in exchange for an agreement by the Company to release, waive and forever discharge FOXO (including its officers, directors, affiliates, etc.) from any causes of action, losses, costs and expenses from the beginning of time through the Release Effective Date. The Company received 3,685,000 shares of FOXO Class A Common Stock in exchange for such release. The Company recognized a realized gain on receipt of FOXO securities of $1.1 million based on the fair value of the FOXO securities for the six months ended June 30, 2023, included in Other income/(expense), net, on the accompanying unaudited condensed consolidated statement of operations.

FOXO common stock is traded in active markets, as the security is trading under “FOXO” on the NYSE American. FOXO common stock is accounted for as available-for-sale equity securities based on “Level 1” inputs, which consist of quoted prices in active markets, with unrealized holding gains and losses included in earnings. The fair value was determined by the closing trading price of the security as of June 30, 2023. The Company recognized an unrealized gain (loss) on FOXO common stock of $(0.1) million and zero on the income statement for the three months ended June 30, 2023 and 2022, respectively. The Company recognized an unrealized gain (loss) on FOXO common stock of $(0.06) million and zero on the income statement for the six months ended June 30, 2023 and 2022, respectively.

Note 11 — Investment in Equity Securities

Investment securities — fair value consist of investments in the Company’s investment in shares and rights of equity securities. The composition of the Company’s investment securities — fair value was as follows (in thousands):

December 31, 2022	Cost	Fair Value
Investments in equity securities – fair value
Equity shares	$54,237	$328
Equity rights	11,064	2
Total investments in equity securities – fair value	$65,301	$330

We entered into a note purchase agreement with Sysorex, as amended from time to time, pursuant to which we agreed to loan Sysorex up to an aggregate principal amount of $10.0 million on a revolving credit basis (the “Sysorex Note”). On March 1, 2020, we agreed to extend the maturity date of the note from December 31, 2020 to December 31, 2022. On April 14, 2021, we entered into a Securities Settlement Agreement (the “SSA”) and a Rights Letter Agreement (the “RLA”), with Sysorex, whereby it agreed to satisfy in full its outstanding debt, in the aggregate amount of approximately $9.1 million as of March 31, 2021, owed to the Company, including but, not limited to, amounts outstanding under the Sysorex Note (the “Debt Settlement”). To effect the Debt Settlement, Sysorex agreed to issue to us 12,972,189 shares of its common stock and rights to acquire 3,000,000 shares of its common stock pursuant to the terms of the RLA. The Debt Settlement was entered into in connection with Sysorex’s closing of a reverse triangular merger with TTM Digital Assets & Technologies, Inc. As of December 31, 2022 and 2021 the fair value of the Sysorex shares and rights to acquire shares were $0.01 million and $1.8 million, respectively.

On April 27, 2022, the Company purchased a 10% convertible note in aggregate principal amount of $6,050,000 for a purchase price of $5,500,000 from FOXO Technologies Operating Company, formerly FOXO Technologies Inc. (“FOXO Legacy”), pursuant to the terms of a securities purchase agreement between FOXO Legacy and the Company (the “April 2022 Purchase Agreement”). Interest on the convertible note accrues at 12% per annum. The term of the convertible note is twelve months, however FOXO Legacy has the ability to extend the maturity date for an additional 3 months. The convertible note is subject to certain conversion features which include qualified financing, and/or qualified transaction, as defined in the April 2022 Purchase Agreement. The Company can voluntarily convert the note after 270 days. The note is required to convert upon FOXO Legacy completing a qualified offering.

On September 15, 2022, FOXO Legacy consummated a business combination with Delwinds Insurance Acquisition Corp., now known as FOXO Technologies Inc. (“FOXO”), which qualified as a qualified offering as defined in the April 2022 Purchase Agreement. This qualified offering triggered a mandatory conversion of the convertible note to FOXO Legacy common stock which was then automatically converted into 891,124 shares of FOXO Class A common stock, par value $0.0001 (“FOXO common stock”) upon closing of the business combination. The Company recognized an unrealized gain on conversion of $0.8 million to be recognized in the statement of operations for the year ended December 31, 2022.

FOXO common stock is traded in active markets, as the security is trading under “FOXO” on the NYSE American. FOXO common stock is accounted for as available-for-sale equity securities based on “Level 1” inputs, which consist of quoted prices in active markets, with unrealized holding gains and losses included in earnings. The fair value was determined by the closing trading price of the security as of December 31, 2022. The Company recognized an unrealized loss on FOXO common stock of $6.1 million to be recognized in the statement of operations for the year ended December 31, 2022. As of December 31, 2022 and 2021 the fair value of the FOXO shares was $0.32 million and zero, respectively.

For the years ended December 31, 2022 and 2021, the Company recognized a net unrealized loss on investments in equity securities of $7.9 million and $57.1 million on the statement of operations.